Capital Lease (Details) (USD $)				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Equipment [Member]
Capital Leased Assets [Line Items]
Principal				$ 22,325
Current principal payments	7,085	6,276		6,276
Long-term principal payments	9,701	16,049		16,049
Monthly installments				788
Imputed interest rate				16.28%
Depreciation				398
Future minimum lease payments under the capital lease are payable in future years as follows:
2013				9,456
2014				9,456
2015				9,456
Net minimum lease payments				28,368
Less amounts representing interest				(6,043)
Capital lease obligation payable				$ 22,325